Putnam Managed Municipal Income Trust
The fund's portfolio
7/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FCS — Farm Credit System
G.O. Bonds — General Obligation Bonds
PO — Principal Only
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
TAN — Tax Anticipation Notes

MUNICIPAL BONDS AND NOTES (132.1%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (2.3%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$500,000	$526,512
stepped-coupon zero % (7.75%, 10/1/23), 10/1/46(STP)	BBB	3,950,000	4,122,639
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA+	2,075,000	2,173,178
5.00%, 9/15/33	AA+	275,000	288,133

			7,110,462
Alaska (1.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	5,000,000	4,557,241

			4,557,241
Arizona (4.6%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds
(BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	490,646
(Somerset Academy of Las Vegas), 4.00%, 12/15/41	BB	500,000	402,979
La Paz Cnty., Indl. Dev. Auth. Ed. Fac. Rev. Bonds, (Harmony Pub. Schools), Ser. A
5.00%, 2/15/48	BBB+	2,330,000	2,253,940
5.00%, 2/15/38	BBB+	500,000	502,704
Maricopa Cnty. Indl. Dev. Auth. 144A Rev. Bonds, (Commercial Metals Co), 4.00%, 10/15/47	BB+	700,000	603,465
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	724,609
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 5.00%, 7/1/44	BBB	1,700,000	1,682,573
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	229,250
5.00%, 7/1/35	BB	900,000	901,098
Ser. A, 5.00%, 7/1/35	BB	600,000	600,732
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.875%, 11/15/52	BBB+/P	1,500,000	1,511,545
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	2,000,000	2,141,628
5.00%, 12/1/32	A3	570,000	604,438
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med.), 5.00%, 8/1/36	A2	200,000	206,740
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	920,000	903,611
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	484,678

			14,244,636
Arkansas (0.8%)
AR Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Baptist Health Oblig. Group)
5.00%, 12/1/47	A	600,000	622,198
4.00%, 12/1/44	A	610,000	584,603
4.00%, 12/1/39	A	585,000	570,806
4.00%, 12/1/37	A	805,000	799,230

			2,576,837
California (12.5%)
Bay Area Toll Auth. Bridge Rev. Bonds, Ser. S-8, BAM, 3.00%, 4/1/54	AA	2,080,000	1,560,194
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	475,000	391,839
(Fountains at Emerald Park), 4.00%, 8/1/46	BB-/P	2,460,000	2,006,699
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	1,665,363	1,560,463
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A, 5.00%, 11/15/56	B-/P	750,000	651,068
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	465,000	465,559
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	1,120,000	1,087,183
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	4,430,000	239,690
CA State Muni. Fin. Auth. Rev. Bonds, (Orchard Park Student Hsg.), BAM, 3.00%, 5/15/54	AA	2,410,000	1,771,821
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,000,000	995,029
CA State Tobacco Securitization Agcy. Rev. Bonds, (Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	5,570,000	1,219,267
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	2,500,000	1,815,256
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	2,000,000	1,327,721
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	2,725,000	2,068,951
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,125,000	767,960
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	920,000	798,862
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-2, zero %, 6/1/66	BB+/P	20,675,000	2,227,911
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	1,200,000	971,542
Los Angeles, Dept. of Arpt. Rev. Bonds, (Green Bond)
5.25%, 5/15/48	Aa3	750,000	809,006
4.125%, 5/15/43	Aa3	500,000	494,132
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/41	B+/P	450,000	410,770
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P, 5.00%, 5/15/41(T)	Aa3	6,000,000	6,751,709
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	BB/P	700,000	617,927
San Francisco, City & Cnty. Dev. 144A Special Tax, (Dist. No. 2020-1 Mission Rock Fac. & Svcs.), Ser. A, 4.00%, 9/1/41	B+/P	500,000	438,649
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C
zero %, 8/1/43	BBB/P	2,000,000	623,057
zero %, 8/1/38	BBB/P	2,000,000	840,602
San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A
4.00%, 1/15/45	A	400,000	390,857
4.00%, 1/15/44	A	100,000	97,947
4.00%, 1/15/42	A	500,000	494,900
4.00%, 1/15/41	A	500,000	498,621
Santa Clara Cnty., Fin. Auth. Rev. Bonds, Ser. Q, 3.00%, 5/15/34	AA+	4,000,000	3,810,839
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	730,000	732,348

			38,938,379
Colorado (2.4%)
CO State Edl. & Cultural Auth. Rev. Bonds, (Aspen View Academy, Inc.)
4.00%, 5/1/61	Baa3	550,000	424,979
4.00%, 5/1/51	Baa3	350,000	283,284
4.00%, 5/1/41	Baa3	175,000	152,835
4.00%, 5/1/36	Baa3	150,000	140,220
CO State Educ. & Cultural Fac. Auth. Rev. Bonds, (Skyview Academy), 5.125%, 7/1/34	BB	755,000	756,801
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood)
5.00%, 1/1/37	BB/P	1,250,000	1,135,869
5.00%, 1/1/31	BB/P	500,000	479,926
Park Creek, Metro. Dist. Tax Alloc. Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	225,881
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,577,806
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise), 5.25%, 12/1/50	B+/P	875,000	792,705
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/41	BB-/P	1,000,000	781,261
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	494,524
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	450,000	376,477

			7,622,568
Connecticut (0.5%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,500,000	1,504,377

			1,504,377
Delaware (1.0%)
DE State Econ. Dev. Auth. Rev. Bonds
(ASPIRA of Delaware Charter Operations, Inc.), Ser. A, 5.00%, 6/1/51	BB	1,035,000	901,984
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	705,000	688,001
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	999,000	965,348
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	490,000	484,346

			3,039,679
District of Columbia (5.4%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/36	A3	1,365,000	1,540,566
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/35	A3	1,140,000	1,295,449
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	1,000,000	826,783
(DC Intl. School), 5.00%, 7/1/49	BBB	1,275,000	1,260,900
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	1,500,000	1,435,695
(DC Intl. School), 5.00%, 7/1/39	BBB	400,000	404,337
(KIPP DC), 4.00%, 7/1/44	BBB+	750,000	653,391
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	400,000	337,312
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,752,239
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.25%, 10/1/53	Aa3	5,000,000	5,340,553
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,065,000	994,113
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	1,060,000	1,029,000

			16,870,338
Florida (7.7%)
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	337,698
Cap. Trust Agcy. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	900,000	703,187
(Wonderful Foundation Charter School Holdings, LLC), 4.50%, 1/1/35	BB-/P	750,000	681,540
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (MSKP Town & Country Util., LLC), Ser. A, 4.00%, 10/1/41	B+/P	1,000,000	878,015
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	700,000	575,678
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	500,000	409,583
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (St. Leo U.), 5.00%, 3/1/44	BB	1,370,000	1,218,125
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,335,227
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	750,000	649,496
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	745,000	729,688
Lakewood Ranch, Stewardship Dist. Special Assmt., (Azario), 4.00%, 5/1/40	B+/P	1,000,000	872,232
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	250,000	198,745
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,257,698
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 5.00%, 10/1/53	A+	4,000,000	4,193,320
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	625,000	537,279
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	1,600,000	1,587,882
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	1,690,000	1,698,514
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BB+/F	1,000,000	924,321
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	1,500,000	1,405,872
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/41	BB+/F	500,000	397,158
4.00%, 12/15/36	BB+/F	355,000	304,431
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	490,000	490,090
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	685,000	680,328
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/40	BB-/P	2,430,000	1,958,501

			24,024,608
Georgia (6.2%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/38	Baa2	740,000	739,981
5.00%, 7/15/38 (Prerefunded 7/15/25)	AAA/P	25,000	25,868
5.00%, 7/15/30	Baa2	685,000	691,446
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	15,000	15,521
Coweta Cnty., Dev. Auth. Rev. Bonds, (Piedmont Healthcare, Inc.), 5.00%, 7/1/44	AA-	4,000,000	4,157,444
Gainesville and Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), 3.00%, 2/15/51	A	2,000,000	1,449,510
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.)
5.00%, 1/1/54	BB-/P	1,480,000	1,246,953
5.00%, 1/1/36	BB-/P	850,000	804,230
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/34	A2	3,345,000	3,432,784
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
Ser. A, 5.50%, 7/1/60	A	2,000,000	2,023,382
AGM, 5.00%, 7/1/48	AA	1,500,000	1,586,755
AGM, 5.00%, 7/1/48	AA	1,000,000	1,057,837
Ser. A, 4.00%, 1/1/59	A2	2,000,000	1,799,327
Ser. A, 4.00%, 1/1/49	A2	500,000	462,599

			19,493,637
Illinois (16.5%)
Chicago, G.O. Bonds
Ser. A, 5.50%, 1/1/49	BBB+	1,000,000	1,045,693
Ser. A, 5.00%, 1/1/40	BBB+	2,000,000	2,061,448
Ser. A, 5.00%, 1/1/30	BBB+	1,800,000	1,939,622
Ser. B, 4.00%, 1/1/38	BBB+	2,747,000	2,618,276
Chicago, Special Assmt.
3.38%, 12/1/31	BBB/P	341,000	313,009
3.04%, 12/1/28	BBB/P	241,000	225,177
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	1,500,000	1,502,940
Ser. A, 5.00%, 12/1/47	BB+	1,750,000	1,735,279
Ser. A, 5.00%, 12/1/40	BB+	500,000	503,937
Ser. H, 5.00%, 12/1/36	BB+	2,100,000	2,118,769
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/53	AA	10,000,000	10,623,801
5.00%, 1/1/38	A+	700,000	731,142
Cook Cnty., G.O. Bonds, 5.00%, 11/15/35	A+	500,000	511,353
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	273,000	270,547
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/41	A3	3,100,000	3,349,011
Ser. A, 5.00%, 5/1/38	A3	1,000,000	1,042,070
IL State Fin. Auth. Rev. Bonds
(Plymouth Place Oblig. Group), 5.00%, 5/15/56	BB+/F	815,000	631,959
(Plymouth Place Oblig. Group), 5.00%, 5/15/51	BB+/F	1,000,000	795,250
(Plymouth Place Oblig. Group), 5.00%, 5/15/41	BB+/F	400,000	342,896
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A	700,000	728,053
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	1,500,000	1,409,159
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,200,000	1,191,332
Metro. Pier & Exposition Auth. Rev. Bonds
(McCormick Place Expansion), Ser. A, 5.00%, 6/15/50	A	3,000,000	3,044,894
(McCormick Place Expansion), 4.00%, 6/15/52	A	1,000,000	912,443
4.00%, 12/15/47	A	2,100,000	1,958,845
(McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.95%, 6/15/31), 12/15/47(STP)	A	1,500,000	999,077
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,054,618
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/33	AA	625,000	662,630
5.00%, 4/1/31	AA	500,000	535,247
4.00%, 4/1/40	AA	610,000	580,151
4.00%, 4/1/39	AA	500,000	483,755
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	2,000,000	2,180,479
Ser. A, 5.00%, 1/1/36	AA-	1,600,000	1,714,218
Ser. A, 4.00%, 1/1/38	AA-	1,750,000	1,751,402

			51,568,482
Indiana (0.2%)
IN State Fin. Auth. Student Hsg. Rev. Bonds, (CHF - Tippecanoe, LLC), 5.125%, 6/1/58	BBB-	500,000	510,224

			510,224
Iowa (0.3%)
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB+	815,000	807,184

			807,184
Kansas (0.2%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/33	BB-/P	500,000	435,090
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	370,000	341,943

			777,033
Kentucky (0.5%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	742,773
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	125,000	127,851
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	744,741

			1,615,365
Louisiana (2.0%)
LA Pub. Fac. Auth. Rev. Bonds
(Tulane U.), Ser. A, 5.00%, 10/15/48	A1	1,000,000	1,070,120
(U. of Tulane), 4.00%, 12/15/50 (Prerefunded 12/15/27)	AAA/P	20,000	20,880
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A, 5.00%, 7/1/59	A3	1,500,000	1,517,503
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,500,000	3,304,317
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	385,000	360,678

			6,273,498
Maine (0.2%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B1	500,000	504,100

			504,100
Maryland (1.5%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	549,000	556,263
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 3.75%, 7/1/39	BB/P	1,410,000	1,242,822
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	481,385
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington)
4.00%, 9/1/50	B+/P	750,000	631,511
4.00%, 9/1/40	B+/P	755,000	677,770
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.), 5.125%, 7/1/39	B/P	1,000,000	991,902
Westminster, Rev. Bonds, (Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	BB+/P	250,000	251,949

			4,833,602
Massachusetts (4.0%)
Lowell, Collegiate Charter School Rev. Bonds
5.00%, 6/15/54	BB-/P	1,250,000	1,157,569
5.00%, 6/15/39	BB-/P	1,000,000	978,507
MA State G.O. Bonds, Ser. E, 5.00%, 11/1/47	Aa1	7,950,000	8,723,569
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.)
5.125%, 11/15/46	A/F	1,000,000	1,010,776
5.00%, 11/15/38	A/F	500,000	507,961
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	995,000	9,950

			12,388,332
Michigan (5.4%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba1	750,000	760,606
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	2,900,000	2,161,050
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	750,037
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Obligated Group)
5.00%, 11/15/41	BBB-/F	1,000,000	911,517
5.00%, 11/15/32	BBB-/F	1,250,000	1,228,965
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.), 5.00%, 2/1/47	BBB-	2,150,000	2,002,572
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	1,000,000	836,485
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	1,000,000	622,022
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/43	BBB-/F	500,000	448,766
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/50(T)	Aa1	4,023,000	3,762,724
4.00%, 5/1/45(T)	Aa1	3,576,000	3,395,143

			16,879,887
Minnesota (0.9%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	305,800
Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	448,582
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,250,000	1,131,749
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,020,000	1,020,146

			2,906,277
Missouri (2.8%)
Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group), 4.00%, 3/1/41	Ba1	1,500,000	1,284,629
MI State Hlth. & Edl. Fac. Rev. Bonds
(U of Hlth. Sciences & Pharmacy), 4.00%, 5/1/43	BBB-	2,270,000	1,872,363
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/38	BBB-	900,000	788,821
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45(FWC)	BBB-	1,900,000	1,524,787
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	646,801
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village), 5.25%, 9/1/53	BB+/F	3,250,000	2,780,388

			8,897,789
Nevada (0.8%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	400,000	403,933
Las Vegas, Special Assmt. Bonds
(Dist. No. 815), 5.00%, 12/1/49	B+/P	620,000	590,335
(Special Impt. Dist. No. 816), 3.00%, 6/1/41	BB-/P	650,000	474,860
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	215,000	216,420
Las Vegas, Special Impt. Dist. No. 814 Special Assmt., (Summerlin Village No. 21 and 24A)
4.00%, 6/1/44	BB-/P	610,000	523,780
4.00%, 6/1/39	BB-/P	430,000	388,332

			2,597,660
New Hampshire (0.4%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	A3	250,000	250,525
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,016,486
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A, 6.25%, 7/1/42 (In default)(NON)	D/P	626,090	137,740

			1,404,751
New Jersey (3.0%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	950,000	954,043
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB+	1,000,000	1,002,399
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,004,077
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	500,000	507,386
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	1,500,000	1,542,423
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. AA
5.00%, 6/15/38	A2	1,800,000	1,899,002
5.00%, 6/15/37	A2	400,000	438,518
5.00%, 6/15/36	A2	475,000	524,630
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.50%, 7/1/58	BBB-	450,000	454,563
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/52	AA	1,000,000	1,097,596

			9,424,637
New Mexico (0.1%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/39	BB+/F	500,000	445,176

			445,176
New York (7.9%)
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/35	A3	3,000,000	2,982,546
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	1,700,000	1,586,333
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A, 5.00%, 3/15/46(T)	AA+	4,500,000	4,914,464
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B1	225,000	216,429
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,000,000	2,214,670
2.875%, 11/15/46	A+	1,860,000	1,358,021
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	2,000,000	1,490,341
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	750,000	751,272
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	1,250,000	1,285,569
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	2,000,000	1,536,817
NY State, Liberty Dev. Corp. Rev. Bonds, (4 World Trade Ctr.), 3.00%, 11/15/51	A+	4,215,000	3,086,475
Port Auth. of NY & NJ Rev. Bonds, Ser. 218, 5.00%, 11/1/49(T)	Aa3	2,460,000	2,538,759
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	800,000	715,068

			24,676,764
North Carolina (1.6%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C, 4.00%, 3/1/36	BB/P	2,320,000	1,963,579
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	442,456
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/38	BBB/F	1,750,000	1,741,039
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	904,335

			5,051,409
Ohio (3.1%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	470,000	437,496
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	1,300,000	997,452
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	1,500,000	1,486,754
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,161,422
OH State Higher Edl. Fac. Comm. Rev. Bonds, (John Carroll U.), 4.00%, 10/1/45	Baa1	3,400,000	2,938,369
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	756,861
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	1,440,000	1,155,813
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	B+/F	150,000	125,058
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	500,000	511,831

			9,571,056
Oregon (0.4%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BB+/F	350,000	343,837
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/36	A3	500,000	543,251
5.00%, 11/1/34	A3	200,000	219,986

			1,107,074
Pennsylvania (3.3%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/35	A	1,200,000	1,260,521
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	750,000	730,389
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	348,850
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	943,925
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	428,320
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	1,500,000	1,395,726
Maxatawny Twp., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), Ser. A
5.00%, 1/1/42	BBB+/F	1,450,000	1,381,163
5.00%, 1/1/41	BBB+/F	1,400,000	1,341,807
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 6.00%, 6/30/61	Baa2	1,000,000	1,118,074
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	700,000	667,161
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts)
5.00%, 3/15/45	BB-/F	660,000	562,152
5.00%, 3/15/45 (Prerefunded 3/15/28)	AAA/P	40,000	43,431

			10,221,519
Puerto Rico (3.5%)
Cmnwlth. of PR G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	3,000,000	2,696,118
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/46	BB/P	3,200,000	2,674,105
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. TT, 5.00%, 7/1/37 (In default)(NON)	D/P	2,500,000	937,500
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 5.00%, 7/1/58	BB-/P	4,700,000	4,586,088

			10,893,811
South Carolina (4.7%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.375%, 11/1/49	BB-/P	1,000,000	830,112
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/49	Ba1	1,000,000	1,006,299
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	500,000	506,824
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,020,000	667,492
SC State Public Svc Auth. Rev. Bonds Ser. B
4.00%, 12/1/51(T)	A-	3,000,000	2,738,670
4.00%, 12/1/42(T)	A-	5,250,000	5,018,427
4.00%, 12/1/41(T)	A-	4,000,000	3,862,477

			14,630,301
South Dakota (0.4%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	1,500,000	1,213,038

			1,213,038
Tennessee (0.8%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	1,750,000	1,260,976
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.50%, 7/1/39	A1	1,000,000	1,124,550

			2,385,526
Texas (8.4%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	966,746
(Wayside Schools), Ser. A, 4.00%, 8/15/41	BB	610,000	495,270
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Magellan School (The)), 6.375%, 6/1/62	Ba2	1,100,000	1,125,575
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	2,500,000	2,516,749
Dallas, Area Rapid Transit Rev. Bonds, Ser. B, 5.00%, 12/1/47	AA+	9,000,000	9,670,234
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	250,000	221,470
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	1,000,000	944,194
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB-	2,500,000	2,505,921
(United Airlines, Inc.), 4.00%, 7/1/41	B-/F	1,250,000	1,116,823
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,250,000	1,276,090
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	884,460
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa2	2,500,000	2,527,926
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/30	A2	1,000,000	1,032,663
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa2	700,000	329,995
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16), 3.00%, 9/1/37	Baa2	900,000	727,704

			26,341,820
Utah (1.9%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 4.00%, 10/15/39	BBB-/F	1,500,000	1,309,432
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A, 5.00%, 7/1/41(FWC)	Aa3	2,000,000	2,228,448
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	1,045,000	882,605
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,250,000	946,731
UT State Charter School Fin. Auth. Rev. Bonds, (Summit Academy, Inc.), Ser. A, 5.00%, 4/15/44	AA	625,000	643,381

			6,010,597
Virginia (4.6%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	995,000	998,983
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	600,000	568,361
James City Cnty., Econ. Dev. Auth. Rev. Bonds
(Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	1,235,000	952,923
(VA United Methodist Homes, Inc. Oblig. Group), Ser. A, 4.00%, 6/1/47	BB/P	1,000,000	703,732
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Lexington Retirement Cmnty.), 4.00%, 1/1/48	BBB-/F	1,310,000	1,011,155
(Lexington Retirement Cmnty.), 4.00%, 1/1/42	BBB-/F	1,000,000	822,599
(Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	646,502
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	460,000	454,018
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	479,124
VA State Small Bus. Fin. Auth. Hlth. Care Fac. Rev. Bonds, (Bon Secours Mercy Hlth., Inc.), 4.00%, 12/1/49	A1	4,000,000	3,801,548
Williamsburg, Econ. Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group - Williamsburg Properties, LLC), AGM, 5.25%, 7/1/53	AA	3,500,000	3,870,016

			14,308,961
Washington (2.0%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	770,980
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	418,482
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	580,000	514,478
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,130,372	1,969,641
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB/F	1,175,000	1,029,075
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Spokane Intl. Academy), Ser. A
5.00%, 7/1/56	Ba2	1,130,000	1,033,440
5.00%, 7/1/50	Ba2	500,000	463,792

			6,199,888
Wisconsin (5.8%)
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	1,700,000	1,332,124
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/40	BB	1,085,000	1,062,115
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/40 (Prerefunded 4/1/30)	AAA/P	65,000	73,617
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	2,000,000	1,521,512
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,150,000	1,106,746
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	298,138
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	A-/F	1,750,000	1,608,507
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	800,000	686,560
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	600,000	439,374
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	2,300,000	2,257,429
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB-/P	1,000,000	1,016,591
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	650,000	439,209
(St. John's Communities, Inc.), 4.00%, 9/15/45	BBB	650,000	507,232
(St. John's Communities, Inc.), 4.00%, 9/15/41	BBB	770,000	629,310
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	4,000,000	3,880,332
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	361,006
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	894,733

			18,114,535

Total municipal bonds and notes (cost $439,261,452)			$412,543,058

SHORT-TERM INVESTMENTS (6.9%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.39%(AFF)	21,501,681	$21,501,681
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(P)	30,000	30,000

Total short-term investments (cost $21,531,681)		$21,531,681
TOTAL INVESTMENTS

Total investments (cost $460,793,133)		$434,074,739

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/23 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
	$8,750,000	$52,973	$—	9/7/23	—	2.83% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$52,973

Upfront premium received			—	Unrealized appreciation			52,973

Upfront premium (paid)			—	Unrealized (depreciation)			—

	Total		$—			Total	$52,973
(E)	Extended effective date.
(F)	Is valued at fair value following procedures approved by the Trustees.
(1)	Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.
(2)	Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

	Notes of the fund's portfolio
	Unless noted otherwise, the notes of the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $312,323,721.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$26,377,910	$72,150,846	$77,027,075	$713,892	$21,501,681

	Total Short-term investments	$26,377,910	$72,150,846	$77,027,075	$713,892	$21,501,681
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.98%, 5.43% and 5.63%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	26.0%
	Education	25.2
	Transportation	13.9
	Tax bonds	10.7
	Utilities	10.4
	State debt	10.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging and gaining exposure to interest rate and term structure risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $35,005,486 were held by the TOB trust and served as collateral for $20,936,786 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $708,688 for these investments based on an average interest rate of 3.00%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$412,543,058	$—
Short-term investments	30,000	21,501,681	—

Totals by level	$30,000	$434,044,739	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$52,973	$—

Totals by level	$—	$52,973	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$8,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com